Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 12,782,851	$ 1,827,923	¥ 220,724,238	¥ 227,040,251
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	114,874		215,803,132
China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	968,850		1,023,214
China [Member] | VIEs [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 11,699,127		¥ 3,897,892